Reconciliation of Consolidated Equity Capital Under U.S. Generally Accepted Accounting Principles to Tier 1 Capital And Total Capital (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Stockholders' Equity to Regulatory Capital [Line Items]
Consolidated equity capital	$ 218,511	$ 124,510	$ 117,732	$ 85,997	$ 76,044	$ 62,479
Unrealized gains on securities, net	558	(2,578)		(2,162)	(866)
Allowance for loan losses	13,145	11,478	10,901	9,060	8,403	6,742
Consolidated Entities
Reconciliation of Stockholders' Equity to Regulatory Capital [Line Items]
Consolidated equity capital		124,510		85,997	76,044
Unrealized gains on securities, net		(2,578)		(2,162)	(866)
Junior subordinated debentures, net		17,600		14,100	14,100
Disallowed goodwill and core deposit intangibles		(31,993)		(13,886)	(14,453)
Consolidated Tier 1 capital		107,539		84,049	74,825
Tier 2 capital-subordinated debt (limited)		18,508		16,348	10,366
Allowance for loan losses		11,478		9,060	8,403
Total capital	$ 225,078	$ 137,525		$ 109,457	$ 93,594